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Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
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Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated February 15, 2019

to the Prospectus dated April 27, 2018, as supplemented to date (the “Prospectus”) and the Statement of Additional Information dated April 27, 2018, as supplemented to date (the “SAI”)

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Effective May 1, 2019, the name of the “Global Atlantic BlackRock Global Allocation Managed Risk Portfolio” will be changed to the “Global Atlantic BlackRock Selects Managed Risk Portfolio” (the “Portfolio”). Additionally, effective May 1, 2019, the Portfolio’s Capital Appreciation and Income Component will pursue a new investment strategy managed by BlackRock Investment Management, LLC (“BIM”). Instead of investing in a single underlying fund, the Portfolio’s Capital Appreciation and Income Component will seek to achieve its objective by investing in a combination of one or more mutual funds and exchange-traded funds that are affiliated with BIM. The Portfolio’s investment objectives and policies will remain unchanged.

Effective May 1, 2019, the management fee of Global Atlantic Investment Advisers, LLC (the “Adviser”) set forth in the investment management agreement with respect to the Portfolio will be as follows: 0.550% on the first $500 million, 0.525% on the next $500 million, and 0.500% in excess of $1 billion annually of the Portfolio’s average daily net assets. In addition, effective May 1, 2019, the Adviser has contractually agreed to waive its fees and to reimburse expenses, through April 30, 2020, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.94% of average daily net assets attributable to the Portfolio’s shares. The agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the Adviser.

The Adviser will send a notice to the Portfolio’s investors explaining how to access an Information Statement that provides additional information about the Portfolio’s new sub-adviser and the related new sub-advisory agreement. Additionally, the Summary Prospectus, Prospectus and SAI will be updated to reflect these changes on or around May 1, 2019.

Please retain this Supplement for future reference.